UNAUDITED CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2021		Jun. 30, 2021	Apr. 30, 2021	Apr. 25, 2021
ASSETS
Deferred offering costs	$ 388,074		$ 316,993	$ 70,000
Total assets	388,074		316,993	70,000
Current Liabilities
Accrued offering costs	53,529		53,529	53,529
Due to Sponsor	318,074		246,993
Total current liabilities	371,603		300,522	53,529
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value 479,000,000 shares authorized, none issued or outstanding
Shareholder’s Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 7,906,250 shares issued and outstanding	791	[1]	791	791
Additional paid in capital	24,209		24,209	24,209
Accumulated deficit	(8,529)		(8,529)	(8,529)
Total shareholder’s equity	16,471		16,471	16,471
Total liabilities and shareholder’s equity	$ 388,074		$ 316,993	$ 70,000

[1]	Included an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).